ADDITIONAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Additional Financial Information Table [Abstract]
Schedule of Other Current Assets

Other current assets as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Prepaid income taxes	$142	$23
Other prepaid expenses	155	165
Other current assets	34	35
Total other current assets	$331	$223

Schedule of Other Current Liabilities

Other current liabilities as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Accrued interest	$529	$586
Accrued compensation and benefits	394	384
Accrued insurance	185	169
Accrued franchise fees	155	168
Accrued sales and other taxes	132	99
Other accrued expenses	442	399
Total other current liabilities	$1,837	$1,805

Schedule of Interest Expense, Net

Interest expense, net, for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Interest expense	$(1,555)	$(1,614)	$(1,524)
Interest income	3	8	6
Interest expense, net	$(1,552)	$(1,606)	$(1,518)

Schedule of Other Income (Expense), Net

Other income (expense), net, for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Income (loss) from equity-method investments, net(a)(b)	$19	$454	$(88)
Loss on equity award reimbursement obligation to Time Warner	(10)	(9)	(5)
Gain on sale of investment in Clearwire(b)	—	64	—
Other investment losses(c)	—	(12)	—
Other	2	—	4
Other income (expense), net	$11	$497	$(89)

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  Income from equity-method investments, net, in 2012 primarily consists of a pretax gain of $430 million associated with SpectrumCo's sale of its advanced wireless spectrum licenses to Verizon Wireless (refer to Note 5 for further details).
  Loss from equity-method investments, net, in 2011 primarily consists of losses incurred by Clearwire Communications. As of the end of the third quarter of 2011, the balance of the Company's investment in Clearwire Communications was zero and, as discussed in Note 5, on September 27, 2012, the Company sold all of its interest in Clearwire, resulting in the gain noted above.
  Other investment losses in 2012 represents an impairment of the Company's investment in Canoe Ventures LLC, an equity-method investee.

Schedule of Related Party Transactions

The Company's transactions with related parties (i.e., equity-method investees) for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Revenue	$7	$9	$17

Costs and expenses:
Programming and content	$(205)	$(207)	$(225)
Other operating	(20)	(24)	(25)
Total	$(225)	$(231)	$(250)

Schedule of Supplemental Cash Flow Information

Additional financial information with respect to cash (payments) and receipts for the years ended December 31, 2013, 2012 and 2011 is as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Cash paid for interest	$(1,740)	$(1,773)	$(1,595)
Interest income received(a)	164	171	161
Cash paid for interest, net	$(1,576)	$(1,602)	$(1,434)

Cash paid for income taxes	$(698)	$(554)	$(111)
Cash refunds of income taxes	2	10	273
Cash (paid for) refunds of income taxes, net	$(696)	$(544)	$162

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  Interest income received includes amounts received under interest rate swap contracts.